Postretirement Benefit Plans - Fair Values of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	$ 14,043	$ 11,272	$ 10,855
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	14,042	11,272
UK equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	4,807	3,805
Overseas equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	2,532	1,993
US equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	2,219	1,789
Debt securities - corporate bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	4,286	3,450
Other - cash [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	$ 198	$ 235